UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE



Report for the Calendar Year or Quarter Ended:     12/31/2011

Check here if Amendment: [ ]; Amendment Number:

This Amendment (Check only one):     [ ] is a restatement.
                                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Empire Capital Management, LLC

Address:       1 Gorham Island, Suite 201
               Westport, CT 06880


Form 13F File Number: 28-11506

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      J. Markham Penrod
Title:     Chief Compliance Officer
Phone:     203-454-6925


Signature, Place, and Date of Signing:

/s/ J. Markham Penrod               Westport, CT          02/14/2012
----------------------            ----------------       ------------
         [Signature]                 [City, State]          [Date]


Report Type (Check one only):

[X]   13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ]     13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]     13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:       None
[If there are no entries in this list, omit this section.]

Form 13F File Number               Name

28-___________________________     _____________________________
[Repeat as necessary.]

                              Form 13F SUMMARY PAGE




Report Summary:




Number of Other Included Managers:                   NONE

Form 13F Information Table Entry Total:                59

Form 13F Information Table Value Total:          $799,181
                                                (thousands)



List of Other Included Managers:               NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

NONE

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
ITEM 1                      ITEM 2        ITEM 3     ITEM 4       ITEM 5            ITEM 6      ITEM 7   ITEM 8
                                                                                    INVESTMENT           VOTING
                                                                  SHARES            DISCRETION           AUTHORITY
NAME                        TITLE                    FAIR         OR                SOLE                 SOLE
OF                          OF                       MARKET       PRINCIPAL   SH    SHARED               SHARED
ISSUER                      CLASS         CUSIP      VALUE        AMOUNT      PRN   OTHER       MANAGER  OTHER
ACME PACKET INC - CALL      COM           004764106    3,078,636      99,600  CALL  SOLE        FINE
ACME PACKET INC - CALL      COM           004764106    6,182,000     200,000  CALL  SOLE        FINE
ACTIVISION BLIZZARD INC     COM           00507V109    4,620,000     375,000        SOLE        FINE     SOLE
ALCATEL-LUCENT              SPN ADR       013904305   29,406,000  18,850,000        SOLE        FINE     SOLE
AMAZON.COM INC              COM           023135106    3,462,000      20,000        SOLE        FINE     SOLE
ARIBA INC                   COM NEW       04033V203    5,616,000     200,000        SOLE        FINE     SOLE
ARM HLDGS PLC               SPN ADR       042068106    3,458,750     125,000        SOLE        FINE     SOLE
AVAGO TECHNOLOGIES LTD      SHS           Y0486S104    7,215,000     250,000        SOLE        FINE     SOLE
BROADCOM CORP               CL A          111320107   12,478,000     425,000        SOLE        FINE     SOLE
BROADSOFT INC               COM           11133B409    6,040,000     200,000        SOLE        FINE     SOLE
CIENA CORP                  COM NEW       171779309   27,225,000   2,250,000        SOLE        FINE     SOLE
CIENA CORP - CALL           COM NEW       171779309    9,075,000     750,000  CALL  SOLE        FINE
DIGITAL RIVER INC           COM           25388B104    3,154,200     210,000        SOLE        FINE     SOLE
EQUINIX INC                 COM NEW       29444U502    7,098,000      70,000        SOLE        FINE     SOLE
F5 NETWORKS INC             COM           315616102    4,775,400      45,000        SOLE        FINE     SOLE
FORTINET INC                COM           34959E109   15,267,000     700,000        SOLE        FINE     SOLE
FUSION-IO - INC             COM           36112J107    4,840,000     200,000        SOLE        FINE     SOLE
INFORMATICA CORP            COM           45666Q102   13,664,100     370,000        SOLE        FINE     SOLE
IPG PHOTONICS CORP          COM           44980X109    3,217,650      95,000        SOLE        FINE     SOLE
JIAYUAN.COM INTL LTD        SPN ADR       477143101    1,460,000     250,000        SOLE        FINE     SOLE
JIVE SOFTWARE INC           COM           47760A108    1,808,000     113,000        SOLE        FINE     SOLE
KENEXA CORP                 COM           488879107    1,869,000      70,000        SOLE        FINE     SOLE
KEYNOTE SYSTEMS INC         COM           493308100   40,246,076   1,959,400        SOLE        FINE     SOLE
LOGMEIN INC                 COM           54142L109    3,276,750      85,000        SOLE        FINE     SOLE
MEMC ELECTR MATLS INC       COM           552715104    4,531,000   1,150,000        SOLE        FINE     SOLE
MERCADOLIBRE INC            COM           58733R102    3,835,896      48,226        SOLE        FINE     SOLE
MICRON TECHNOLOGY INC       COM           595112103    1,415,250     225,000        SOLE        FINE     SOLE
MICROSTRATEGY INC           CL A NEW      594972408   33,776,126     311,818        SOLE        FINE     SOLE
NETFLIX INC                 COM           64110L106    3,464,500      50,000        SOLE        FINE     SOLE
NETSUITE INC                COM           64118Q107    6,488,000     160,000        SOLE        FINE     SOLE
NUANCE COMMUNICATIONS INC   COM           67020Y100   11,322,000     450,000        SOLE        FINE     SOLE
OCZ TECHNOLOGY GROUP INC    COM           67086E303   14,027,240   2,122,124        SOLE        FINE     SOLE
OPENTABLE INC               COM           68372A104      821,730      21,000        SOLE        FINE     SOLE
PMC SIERRA INC              COM           69344F106    5,510,000   1,000,000        SOLE        FINE     SOLE
QLIK TECHNOLOGIES INC       COM           74733T105    5,445,000     225,000        SOLE        FINE     SOLE
QUALCOMM INC                COM           747525103   16,410,000     300,000        SOLE        FINE     SOLE
RACKSPACE HOSTING INC       COM           750086100   10,752,500     250,000        SOLE        FINE     SOLE
RENREN INC                  SPN ADR       759892102    1,775,000     500,000        SOLE        FINE     SOLE
SALESFORCE.COM INC          COM           79466L302   68,485,500     675,000        SOLE        FINE     SOLE
SALESFORCE.COM INC - CALL   COM           79466L302   23,843,100     235,000  CALL  SOLE        FINE
SALESFORCE.COM INC - CALL   COM           79466L302    7,102,200      70,000  CALL  SOLE        FINE
SALESFORCE.COM INC - CALL   COM           79466L302   20,292,000     200,000  CALL  SOLE        FINE
SALESFORCE.COM INC - CALL   COM           79466L302   24,350,400     240,000  CALL  SOLE        FINE
SANDISK CORP                COM           80004C101   12,302,500     250,000        SOLE        FINE     SOLE
SATCON TECHNOLOGY CORP      COM           803893106    1,033,828   1,722,759        SOLE        FINE     SOLE
SIGMA DESIGNS INC           COM           826565103    2,553,780     425,630        SOLE        FINE     SOLE
SILICON GRAPHICS INTL CORP  COM           82706L108    1,719,000     150,000        SOLE        FINE     SOLE
SILICON IMAGE INC           COM           82705T102      661,290     140,700        SOLE        FINE     SOLE
SONUS NETWORKS INC          COM           835916107   58,284,372  24,285,155        SOLE        FINE     SOLE
SPDR S&P 500 ETF TR - CALL  TR UNIT       78462F103  119,225,000     950,000  CALL  SOLE        FINE
STEC INC                    COM           784774101   11,209,950   1,305,000        SOLE        FINE     SOLE
STEC INC - CALL             COM           784774101      859,000     100,000  CALL  SOLE        FINE
STEC INC - CALL             COM           784774101      944,900     110,000  CALL  SOLE        FINE
SUCCESSFACTORS INC          COM           864596101   85,122,450   2,135,000        SOLE        FINE     SOLE
TIBCO SOFTWARE INC          COM           88632Q103    6,575,250     275,000        SOLE        FINE     SOLE
TIVO INC                    COM           888706108    5,157,750     575,000        SOLE        FINE     SOLE
VELTI PLC ST HELIER         SHS           G93285107    1,020,000     150,000        SOLE        FINE     SOLE
VMWARE INC                  CL A COM      928563402    5,407,350      65,000        SOLE        FINE     SOLE
YANDEX NV                   SHS CLASS A   N97284108    4,925,000     250,000        SOLE        FINE     SOLE




                                                     799,181,000

ENTRY TOTAL                           59
TABLE VALUE IN THOUSANDS    $    799,181